Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV

Assets at Fair Value as of December 31, 2025
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Balance as of December 31, 2025

Mutual funds	$698,086,685	$—	$698,086,685
Common stock - Oppenheimer Holdings Inc.	38,237,289	—	38,237,289
Money market funds	57,620,914	—	57,620,914
Cash surrender value life insurance policies	—	14,118	14,118

Total investments at fair value	$793,944,888	$14,118	$793,959,006

Assets at Fair Value as of December 31, 2024
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Balance as of December 31, 2024

Mutual funds	$596,635,843	$—	$596,635,843
Common stock - Oppenheimer Holdings Inc.	36,321,533	—	36,321,533
Money market funds	54,757,486	—	54,757,486
Cash surrender value life insurance policies	—	13,768	13,768

Total investments at fair value	$687,714,862	$13,768	$687,728,630